OPERATING LEASES	12 Months Ended
Dec. 31, 2025
OPERATING LEASES
OPERATING LEASES

11.   OPERATING LEASES

The Group entered into various operating lease agreements for offices space. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following table presents the operating lease related assets and liabilities recorded on the Group’s consolidated balance sheets.

	As of	As of
	December 31,	December 31,
	2024	2025
	US$	US$

Right-of-use assets	2,627	1,992

Operating lease liabilities - current	1,485	1,078
Operating lease liabilities - non-current	1,063	860
Total operating lease liabilities	2,548	1,938

For the year ended December 31, 2023, the Group had operating lease costs from continuing operations of US$1,614 and recorded short-term lease costs of US$390. For the year ended December 31, 2024, the Group had operating lease costs from continuing operations of US$1,779 and recorded short-term lease costs of US$114. For the year ended December 31, 2025, the Group had operating lease costs from continuing operations of US$1,546 and recorded short-term lease costs of US$32. Cash paid for amounts included in the measurement of operating lease liabilities were US$1,570, US$1,787 and US$1,522 for the years ended December 31, 2023, 2024 and 2025, respectively. As of December 31, 2025, the weighted average remaining lease term was 2.87 years and the weighted average discount rate was 4.50%.

The following table summarizes the maturity of operating lease liabilities as of December 31, 2025:

US$

2026	1,141
2027	276
2028	262
2029	204
2030	187
Total	2,070
Less: imputed interest	(132)
Present value of lease liabilities	1,938